Retirement Plans (Details) - VELODYNE LIDAR, INC AND SUBSIDIARIES - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Plan
Percentage match of employees' eligible contributions	25.00%
Contributions under the 401 (k) savings and profit Plan	$ 0.5	$ 0.5	$ 0.9	$ 0.9	$ 0.5